Entity Wide Disclosures - Schedule of Major Customers Breakdown of Company's Revenue (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Revenues	$ 24	$ 40	$ 491	[1]	$ 309	[1]	$ 391	[1]
Customer A [Member]
Revenues			383		85		134
Customer B [Member]
Revenues					30		92
Customer C [Member]
Revenues			41		33		21
Customer D - Parent Company [Member]
Revenues			$ 5		$ 36

[1]	As for revenues related to transaction with the Parent Company - see Note 11